Taxes on Income	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Taxes on Income

Note 15 - Taxes on Income:

A.	Tax rates applicable to the Company

The corporate tax rate has been 23% since 2018.

B.	Tax assessments

In accordance with the agreement with the tax authorities, the Company has tax assessments that are considered as final up to and including the tax year 2021.

C.	Carryforward tax losses and other temporary differences

The Company has business losses and capital losses for tax purposes which are carried forward to future years and which amount to, as of December 31, 2022, a total of approximately NIS 105,638 thousand.

D.	Deferred taxes

The Company recorded deferred tax in the amount of NIS 92,141 thousand in respect of the balance of carryforward loss.

(1) Recognized deferred tax assets and liabilities

Deferred taxes are calculated according to the tax rate anticipated to be in effect on the date of reversal as stated above.

The movement in deferred tax assets and liabilities is attributable to the following items:

Balance of deferred tax asset
(liability) as at January 1, 2022	3,020
Changes recognized in biological assets	(184)
Changes recognized in carryforward tax losses	17,678
Other changes	121

Balance of deferred tax asset
(liability) as at December 31, 2022	20,635

E.	Current taxes

The Company recorded a provision for current taxes in the amount of NIS 17,708 thousand.

F.	Taxes on income which are included in the statements of profit or loss.

For the year ended December 31

	2022	2021	2020
	NIS in thousands	NIS in thousands	NIS in thousands
Current tax expense	17,708	10,467	636
Deferred tax (income)	(17,615)	974	(2,904)

Total tax (benefit) expense	93	11,441	(2,268)

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 15 - Taxes on Income: (Cont.)

G.	A reconciliation between the theoretical tax on earnings before income and tax expenses for the year ended December 31

	2022	2021	2020
	NIS in thousands
Loss (Profit) before taxes on income	(43,842)	(18,734)	38,308
tax rate	23%	23%	23%

Total tax benefit (expense) at applicable tax rate	(10,084)	(4,309)	8,811
Nondeductible expenses	(2,999)	(419)	(8,555)
Nondeductible Share-based payment	(2,049)	(1,484)	(2,302)
Creation of deferred taxes for tax losses from previous years for which deferred taxes were not created in the past	12,837	(2,709)	(217)
Change in temporary differences for which deferred taxes are not recognized	(1,075)
Other permanent differences	3,277	(2,520)	(5)
Income tax benefit (expense)	(93)	(11,441)	2,268